Summary of significant accounting policies, Share capital and Initial Public Offering (Details) $ / shares in Units, shares in Thousands, SFr in Thousands, $ in Millions			12 Months Ended
	Sep. 22, 2016 CHF (SFr) shares	Sep. 22, 2016 USD ($) $ / shares shares	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr) shares	Dec. 31, 2015 CHF (SFr)
Initial Public Offering (IPO) [Abstract]
Proceeds from IPO net of underwriting fees | SFr			SFr 0	SFr 69,388	SFr 0
Initial Public Offering [Member]
Initial Public Offering (IPO) [Abstract]
Shares issued (in shares)	6,000	6,000
IPO share price (in dollars per share) | $ / shares		$ 11.00
Gross proceeds received	SFr 74,500	$ 75.9
Proceeds from IPO net of underwriting fees	69,300	$ 70.6
Increase in share premium | SFr	SFr 64,200
Over-Allotment Option [Member]
Initial Public Offering (IPO) [Abstract]
Shares issued (in shares)	900	900
Common Shares [Member]
Initial Public Offering (IPO) [Abstract]
Shares issued (in shares)	6,900	6,900		6,900